OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	72,626	75,944	80,418
Country of domicile [member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	71,857	75,150	79,606
Foreign countries [member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	769	794	812